Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock, No par value [Member]	Common Stock, No par value [Member]	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total FMC-AG and Co. KGaA [Member]	Noncontrolling interests not subject to put provisions [Member]
Shareholders equity at Dec. 31, 2010	$ 7,523,911	$ 4,440	$ 369,002	$ 3,339,781	$ 3,858,080	$ (194,045)	$ 7,377,258	$ 146,653
Shares issued at Dec. 31, 2010		3,957,168	298,279,001
Proceeds from exercise of options and related tax effects	88,546	12	2,647	85,887			88,546
Shares from exercise of options and related tax effects		8,523	1,885,921
Compensation expense related to stock options	29,071			29,071			29,071
Dividends paid	280,649				280,649		280,649	0
Purchase (sale) of noncontrolling interests	3,789			(5,873)			(5,873)	9,662
Cash contributions from noncontrolling interests	59,066							59,066
Changes in fair value of noncontrolling interests	(86,233)			(86,233)			(86,233)
Comprehensive income (loss)
Net Income	1,134,405				1,071,154		1,071,154	63,251
Other comprehensive income (loss) - net	(292,757)					(291,722)	(291,722)	(1,035)
Total comprehensive income	841,648						779,432	62,216
Shareholders equity at Dec. 31, 2011	8,061,017	4,452	371,649	3,362,633	4,648,585	(485,767)	7,901,552	159,465
Shares issued at Dec. 31, 2011		3,965,691	300,164,922
Proceeds from exercise of options and related tax effects	88,648	9	2,489	86,150			88,648
Shares from exercise of options and related tax effects		7,042	1,975,630
Compensation expense related to stock options	19,685			19,685			19,685
Dividends paid	271,733				271,733		271,733	0
Purchase (sale) of noncontrolling interests	80,998			(20,131)			(20,131)	101,129
Cash contributions from noncontrolling interests	58,472							58,472
Changes in fair value of noncontrolling interests	(43,498)			(43,498)			(43,498)
Comprehensive income (loss)
Net Income	984,017				929,697		929,697	54,320
Other comprehensive income (loss) - net	32,692					31,446	31,446	1,246
Total comprehensive income	1,016,709						961,143	55,566
Shareholders equity at Sep. 30, 2012	$ 8,893,354	$ 4,461	$ 374,138	$ 3,404,839	$ 5,306,549	$ (454,321)	$ 8,635,666	$ 257,688
Shares issued at Sep. 30, 2012		3,972,733	302,140,552